UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00537

Franklin Custodian Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 12/31/18

Item 1. Schedule of Investments.

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, December 31, 2018 (unaudited)

Franklin DynaTech Fund

	Country	Shares	Value
Common Stocks 97.4%
Aerospace & Defense 4.0%
The Boeing Co	United States	300,000	$96,750,000
Heico Corp	United States	860,000	66,632,800
Raytheon Co	United States	500,000	76,675,000
			240,057,800
Air Freight & Logistics 0.4%
FedEx Corp	United States	150,000	24,199,500
Automobiles 0.1%
[a] Tesla Inc	United States	25,000	8,320,000
Biotechnology 1.9%
Amgen Inc	United States	200,000	38,934,000
[a] Genomic Health Inc	United States	350,000	22,543,500
[a] Homology Medicines Inc	United States	50,000	1,118,000
[a] Neurocrine Biosciences Inc	United States	300,000	21,423,000
[a] REGENXBIO Inc	United States	50,000	2,097,500
[a] Sarepta Therapeutics Inc	United States	250,000	27,282,500
			113,398,500
Capital Markets 3.7%
The Charles Schwab Corp	United States	500,000	20,765,000
CME Group Inc	United States	100,000	18,812,000
Intercontinental Exchange Inc	United States	850,000	64,030,500
Moody’s Corp	United States	325,000	45,513,000
MSCI Inc	United States	450,000	66,343,500
Nasdaq Inc	United States	25,000	2,039,250
			217,503,250
Consumer Finance 0.1%
[a] Green Dot Corp	United States	75,000	5,964,000
Diversified Consumer Services 0.6%
[a] Bright Horizons Family Solutions Inc	United States	300,000	33,435,000
Electrical Equipment 0.2%
Nidec Corp	Japan	100,000	11,382,299
Electronic Equipment, Instruments & Components 1.7%
Amphenol Corp., A	United States	800,000	64,816,000
Keyence Corp	Japan	65,000	33,021,898
			97,837,898
Entertainment 2.3%
Activision Blizzard Inc	United States	650,000	30,270,500
[a] Electronic Arts Inc	United States	500,000	39,455,000
[a] Netflix Inc	United States	250,000	66,915,000
[a] Tencent Music Entertainment Group, ADR	China	194,000	2,564,680
			139,205,180
Equity Real Estate Investment Trusts (REITs) 3.3%
American Tower Corp	United States	500,000	79,095,000
Equinix Inc	United States	100,000	35,256,000
[a] SBA Communications Corp., A	United States	500,000	80,945,000
			195,296,000

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN CUSTODIAN FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin DynaTech Fund (continued)

	Country	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies 9.3%
Abbott Laboratories	United States	1,250,000	$90,412,500
[a] ABIOMED Inc	United States	90,000	29,253,600
[a] Align Technology Inc	United States	25,000	5,235,750
Becton, Dickinson and Co	United States	250,000	56,330,000
Danaher Corp	United States	500,000	51,560,000
[a] Edwards Lifesciences Corp	United States	350,000	53,609,500
[a] IDEXX Laboratories Inc	United States	450,000	83,709,000
[a] Intuitive Surgical Inc	United States	150,000	71,838,000
[a] iRhythm Technologies Inc	United States	315,000	21,886,200
[a] Neuronetics Inc	United States	160,800	3,111,480
ResMed Inc	United States	125,000	14,233,750
[a] Siemens Healthineers AG	Germany	425,000	17,760,098
Stryker Corp	United States	350,000	54,862,500
			553,802,378
Health Care Providers & Services 1.7%
[a] Guardant Health Inc	United States	375,000	14,096,250
UnitedHealth Group Inc	United States	350,000	87,192,000
			101,288,250
Health Care Technology 1.3%
[a] Inspire Medical Systems Inc	United States	400,000	16,900,000
[a] Veeva Systems Inc	United States	700,000	62,524,000
			79,424,000
Industrial Conglomerates 0.5%
Roper Technologies Inc	United States	120,000	31,982,400
Interactive Media & Services 7.3%
[a] Alphabet Inc., A	United States	200,000	208,992,000
[a] Alphabet Inc., C	United States	62,170	64,383,874
[a] CarGurus Inc	United States	425,000	14,335,250
[a] Facebook Inc., A.	United States	250,000	32,772,500
Match Group Inc	United States	500,000	21,385,000
Tencent Holdings Ltd	China	2,250,000	90,224,123
			432,092,747
Internet & Direct Marketing Retail 10.4%
[a] Alibaba Group Holding Ltd., ADR	China	500,000	68,535,000
[a] Amazon.com Inc	United States	265,000	398,022,050
[a] Booking Holdings Inc	United States	20,000	34,448,400
[a] Delivery Hero SE	Germany	350,000	13,067,466
[a] Etsy Inc	United States	750,000	35,677,500
[a] GrubHub Inc	United States	200,000	15,362,000
[a] MercadoLibre Inc	Argentina	185,000	54,177,250
			619,289,666
IT Services 12.1%
[a] Adyen NV	Netherlands	65,000	35,380,297
[a] Fiserv Inc	United States	500,000	36,745,000
[a] GoDaddy Inc., A	United States	500,000	32,810,000
[a] I3 Verticals Inc., A.	United States	277,300	6,682,930
[a] InterXion Holding NV.	Netherlands	500,000	27,080,000
Mastercard Inc., A	United States	1,000,000	188,650,000
[a] MongoDB Inc	United States	540,000	45,219,600
[a] Okta Inc., A	United States	85,000	5,423,000

|2

FRANKLIN CUSTODIAN FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin DynaTech Fund (continued)

	Country	Shares		Value

Common Stocks (continued)
IT Services (continued)
[a] PayPal Holdings Inc	United States	1,000,000		$84,090,000
[a] Shopify Inc., A	Canada	350,000		48,409,466
[a] Square Inc., A	United States	675,000		37,860,750
[a] Twilio Inc., A.	United States	125,000		11,162,500
Visa Inc., A	United States	1,200,000		158,328,000
				717,841,543
Life Sciences Tools & Services 2.4%
[a] Illumina Inc	United States	260,000		77,981,800
Thermo Fisher Scientific Inc	United States	200,000		44,758,000
[a] Waters Corp	United States	100,000		18,865,000
				141,604,800
Machinery 1.1%
Fortive Corp	United States	1,000,000		67,660,000
Media 0.4%
[a] Liberty Broadband Corp., A	United States	350,000		25,133,500
Pharmaceuticals 1.3%
AstraZeneca PLC	United Kingdom	275,000		20,596,243
[a] Elanco Animal Health Inc	United States	1,200,000		37,836,000
Merck KGaA	Germany	175,000		18,013,976
				76,446,219
Professional Services 1.1%
[a] CoStar Group Inc	United States	150,000		50,601,000
TransUnion	United States	200,000		11,360,000
[a] Upwork Inc	United States	26,500		479,915
				62,440,915
Semiconductors & Semiconductor Equipment 6.2%
Analog Devices Inc	United States	500,000		42,915,000
ASML Holding NV, N.Y. shs	Netherlands	200,000		31,124,000
Intel Corp	United States	1,000,000		46,930,000
KLA-Tencor Corp	United States	150,000		13,423,500
Lam Research Corp	United States	350,000		47,659,500
Monolithic Power Systems	United States	350,000		40,687,500
NVIDIA Corp	United States	430,000		57,405,000
Xilinx Inc	United States	1,000,000		85,170,000
				365,314,500
Software 22.6%
[a] 2U Inc	United States	200,000		9,944,000
[a] Adobe Inc	United States	500,000		113,120,000
[a] Altair Engineering Inc	United States	500,000		13,790,000
[a] Alteryx Inc	United States	375,000		22,301,250
[a] Anaplan Inc	United States	96,400		2,558,456
[a] ANSYS Inc	United States	200,000		28,588,000
[a] Aspen Technology Inc	United States	500,000		41,090,000
[a] Atlassian Corp. PLC	United States	500,000		44,490,000
[a] Autodesk Inc	United States	450,000		57,874,500
[a] Blackline Inc	United States	350,000		14,332,500
[a] Cadence Design Systems Inc	United States	250,000		10,870,000
Constellation Software Inc	Canada	5,000		3,201,070
[a] Coupa Software Inc	United States	150,000		9,429,000
[a] DocuSign Inc	United States	450,000		18,036,000

			|	3

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin DynaTech Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Software (continued)
a Dropbox Inc., A	United States	100,000	$ 2,043,000
a Elastic NV	United States	250,000	17,870,000
a Guidewire Software Inc	United States	500,000	40,115,000
a Hubspot Inc	United States	450,000	56,578,500
Intuit Inc	United States	325,000	63,976,250
Microsoft Corp	United States	2,500,000	253,925,000
a New Relic Inc	United States	40,000	3,238,800
a Pluralsight Inc., A	United States	350,000	8,242,500
a PTC Inc	United States	25,000	2,072,500
a Q2 Holdings Inc	United States	500,000	24,775,000
a RealPage Inc	United States	55,000	2,650,450
a Salesforce.com Inc	United States	1,000,000	136,970,000
a ServiceNow Inc	United States	650,000	115,732,500
a Smartsheet Inc. A	United States	200,000	4,972,000
a Splunk Inc	United States	300,000	31,455,000
a Synopsys Inc	United States	10,000	842,400
a Tyler Technologies Inc	United States	100,000	18,582,000
a Ultimate Software Group Inc	United States	100,000	24,487,000
VMware Inc., A	United States	65,000	8,913,450
a Workday Inc., A	United States	550,000	87,824,000
a Zendesk Inc	United States	600,000	35,022,000
a Zscaler Inc	United States	275,000	10,782,750

			1,340,694,876

Technology Hardware, Storage & Peripherals 1.1%
Apple Inc	United States	400,000	63,096,000

Textiles, Apparel & Luxury Goods 0.3%
NIKE Inc., B	United States	200,000	14,828,000

Total Common Stocks (Cost $3,719,819,700)			5,779,539,221

Short Term Investments (Cost $152,368,660) 2.6%

Money Market Funds 2.6%
b,c Institutional Fiduciary Trust Money Market Portfolio, 1.99%	United States	152,368,660	152,368,660

Total Investments (Cost $3,872,188,360) 100.0%			5,931,907,881
Other Assets, less Liabilities (0.0)%			(822,263)

Net Assets 100.0%			$5,931,085,618

See Abbreviations on page 37.

Rounds to less than 0.1% of net assets.
a Non-income producing.
b See Note 6 regarding investments in affiliated management investment companies.
c The rate shown is the annualized seven-day effective yield at period end.

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, December 31, 2018 (unaudited)

Franklin Focused Growth Fund

	Country	Shares	Value
Common Stocks 96.9%
Aerospace & Defense 5.3%
The Boeing Co	United States	300	$96,750
Raytheon Co	United States	600	92,010
			188,760
Beverages 1.8%
Constellation Brands Inc., A	United States	400	64,328
Capital Markets 2.1%
CME Group Inc	United States	400	75,248
Entertainment 3.7%
Activision Blizzard Inc	United States	1,100	51,227
[a] Netflix Inc	United States	300	80,298
			131,525
Equity Real Estate Investment Trusts (REITs) 2.2%
American Tower Corp	United States	500	79,095
Food & Staples Retailing 2.0%
Costco Wholesale Corp	United States	350	71,299
Health Care Equipment & Supplies 7.3%
Abbott Laboratories	United States	1,000	72,330
Danaher Corp	United States	700	72,184
[a] IDEXX Laboratories Inc	United States	350	65,107
[a] Intuitive Surgical Inc	United States	110	52,681
			262,302
Health Care Providers & Services 3.0%
[a] Guardant Health Inc	United States	200	7,518
UnitedHealth Group Inc	United States	400	99,648
			107,166
Industrial Conglomerates 1.1%
Roper Technologies Inc	United States	150	39,978
Interactive Media & Services 8.7%
[a] Alphabet Inc., A	United States	200	208,992
Tencent Holdings Ltd	China	2,500	100,249
			309,241
Internet & Direct Marketing Retail 12.1%
[a] Alibaba Group Holding Ltd., ADR	China	500	68,535
[a] Amazon.com Inc	United States	220	330,434
[a] Booking Holdings Inc	United States	20	34,448
			433,417
IT Services 9.8%
[a] Adyen NV	Netherlands	100	54,431
Mastercard Inc., A	United States	650	122,623
[a] PayPal Holdings Inc	United States	500	42,045
Visa Inc., A	United States	1,000	131,940
			351,039
Life Sciences Tools & Services 1.4%
[a] Illumina Inc	United States	170	50,988
Machinery 1.9%
Fortive Corp.	United States	1,000	67,660

Quarterly Statement of Investments | See Notes to Statements of Investments. | 5

FRANKLIN CUSTODIAN FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Focused Growth Fund (continued)

	Country	Shares	Value

Common Stocks (continued)
Media 1.6%
a Charter Communications Inc., A	United States	200	$ 56,994

Oil, Gas & Consumable Fuels 0.9%
a Concho Resources Inc	United States	300	30,837

Personal Products 1.8%
Estee Lauder Cos. Inc., A	United States	500	65,050

Pharmaceuticals 2.2%
a Elanco Animal Health Inc	United States	2,500	78,825

Professional Services 2.1%
a Verisk Analytics Inc	United States	700	76,328

Semiconductors & Semiconductor Equipment 6.1%
Analog Devices Inc	United States	800	68,664
NVIDIA Corp	United States	350	46,724
Xilinx Inc	United States	1,200	102,204

			217,592

Software 18.8%
a Adobe Inc	United States	800	180,992
Microsoft Corp	United States	2,000	203,140
a Salesforce.com Inc	United States	1,200	164,364
a ServiceNow Inc	United States	700	124,635

			673,131

Textiles, Apparel & Luxury Goods 1.0%
NIKE Inc., B	United States	500	37,070

Total Common Stocks (Cost $2,447,582)			3,467,873

Short Term Investments (Cost $64,875) 1.8%

Money Market Funds 1.8%
b,c Institutional Fiduciary Trust Money Market Portfolio, 1.99%	United States	64,875	64,875

Total Investments (Cost $2,512,457) 98.7%			3,532,748
Other Assets, less Liabilities 1.3%			45,277

Net Assets 100.0%			$3,578,025

See Abbreviations on page 37.

a Non-income producing.
b See Note 6 regarding investments in affiliated management investment companies.
c The rate shown is the annualized seven-day effective yield at period end.

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, December 31, 2018 (unaudited)

Franklin Growth Fund

	Country	Shares	Value

Common Stocks 96.6%
Automobiles & Components 0.4%
BorgWarner Inc	United States	1,633,318	$56,741,467
Banks 0.2%
Wells Fargo & Co	United States	742,417	34,210,575
Capital Goods 14.9%
3M Co	United States	846,356	161,264,672
Allegion PLC	United States	692,923	55,232,892
AMETEK Inc	United States	692,923	46,910,887
The Boeing Co	United States	1,088,879	351,163,478
BWX Technologies Inc	United States	1,689,412	64,586,221
Caterpillar Inc	United States	544,440	69,181,991
Deere & Co	United States	494,945	73,830,946
Emerson Electric Co	United States	1,088,879	65,060,520
Fortive Corp	United States	519,692	35,162,361
General Dynamics Corp	United States	989,889	155,620,450
Huntington Ingalls Industries Inc	United States	296,967	56,515,790
Illinois Tool Works Inc	United States	989,889	125,409,037
Ingersoll-Rand PLC	United States	1,088,879	99,338,431
Lockheed Martin Corp	United States	494,945	129,596,399
Northrop Grumman Corp	United States	1,088,879	266,666,467
Raytheon Co	United States	593,934	91,079,779
Stanley Black & Decker Inc	United States	745,329	89,245,694
United Technologies Corp	United States	1,050,607	111,868,633
			2,047,734,648
Commercial & Professional Services 2.8%
Equifax Inc	United States	544,440	50,703,697
[a] IHS Markit Ltd	United States	3,520,639	168,885,053
[a] Verisk Analytics Inc	United States	1,484,834	161,906,299
			381,495,049
Consumer Durables & Apparel 1.0%
NIKE Inc., B	United States	1,860,992	137,973,947
Consumer Services 0.9%
Carnival Corp	United States	1,187,867	58,561,843
Graham Holdings Co., B	United States	79,192	50,728,812
Marriott International Inc., A	United States	197,979	21,492,600
			130,783,255
Diversified Financials 3.7%
American Express Co	United States	593,934	56,613,789
[a] Berkshire Hathaway Inc., A	United States	183	55,998,000
BlackRock Inc	United States	222,726	87,491,227
The Charles Schwab Corp	United States	2,969,667	123,330,271
Intercontinental Exchange Inc	United States	1,385,845	104,395,704
T. Rowe Price Group Inc	United States	890,901	82,247,980
			510,076,971
Energy 1.0%
Cabot Oil & Gas Corp., A	United States	3,365,622	75,221,652
[a] Concho Resources Inc	United States	593,934	61,050,476
			136,272,128

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN CUSTODIAN FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Fund (continued)

	Country	Shares	Value

Common Stocks (continued)
Food, Beverage & Tobacco 3.1%
Brown-Forman Corp., B	United States	1,608,570	$76,535,760
Constellation Brands Inc., A	United States	544,440	87,556,841
Mondelez International Inc., A	United States	1,484,834	59,437,905
[a] Monster Beverage Corp	United States	2,672,700	131,550,294
PepsiCo Inc	United States	643,429	71,086,036
			426,166,836
Health Care Equipment & Services 8.4%
Abbott Laboratories.	United States	1,336,351	96,658,268
[a] ABIOMED Inc	United States	197,979	64,351,094
Baxter International Inc	United States	395,957	26,061,890
Becton, Dickinson and Co	United States	76,915	17,330,488
[a] Centene Corp	United States	266,928	30,776,798
CVS Health Corp	United States	1,188,431	77,865,999
Danaher Corp	United States	1,039,384	107,181,278
[a] Edwards Lifesciences Corp	United States	395,957	60,648,734
[a] Haemonetics Corp	United States	989,889	99,038,394
[a] Intuitive Surgical Inc	United States	445,451	213,335,393
[a] Laboratory Corp. of America Holdings.	United States	494,945	62,541,250
Quest Diagnostics Inc	United States	890,901	74,185,326
Stryker Corp	United States	395,957	62,066,260
Teleflex Inc	United States	494,945	127,933,384
[a] Varian Medical Systems Inc	United States	296,967	33,649,331
			1,153,623,887
Insurance 0.4%
Aflac Inc	United States	1,187,867	54,119,221
Materials 4.7%
Air Products and Chemicals Inc	United States	494,945	79,215,947
Albemarle Corp	United States	544,440	41,959,991
[a] Axalta Coating Systems Ltd	United States	3,365,622	78,822,867
Celanese Corp	United States	1,237,362	111,325,459
Ecolab Inc	United States	910,699	134,191,498
International Flavors & Fragrances Inc	United States	298,132	40,030,184
Linde PLC	United Kingdom	569,187	88,815,939
Martin Marietta Materials Inc	United States	395,957	68,053,130
			642,415,015
Media & Entertainment 5.9%
[a] Alphabet Inc., A	United States	163,333	170,676,452
[a] Alphabet Inc., C	United States	156,831	162,415,752
Cable One Inc	United States	79,192	64,945,359
Comcast Corp., A	United States	795,018	27,070,363
[a] Electronic Arts Inc	United States	593,934	46,867,332
[a] Facebook Inc., A	United States	750,000	98,317,500
[a] IAC/InterActiveCorp.	United States	296,967	54,356,840
The Walt Disney Co	United States	1,706,856	187,156,760
			811,806,358
Pharmaceuticals, Biotechnology & Life Sciences 13.5%
AbbVie Inc	United States	455,350	41,978,717
Agilent Technologies Inc	United States	1,286,856	86,811,306
Amgen Inc	United States	989,889	192,701,692
AstraZeneca PLC, ADR	United Kingdom	1,979,778	75,191,968

|8

     FRANKLIN CUSTODIAN FUNDS STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Fund (continued)

	Country	Shares	Value

Common Stocks (continued)
Pharmaceuticals, Biotechnology & Life Sciences (continued)
[a] Biogen Inc	United States	494,945	$148,938,849
[a] Catalent Inc	United States	3,365,622	104,940,094
[a] Celgene Corp	United States	1,286,856	82,474,601
[a] Elanco Animal Health Inc	United States	606,506	19,123,134
Eli Lilly & Co	United States	1,435,339	166,097,429
Gilead Sciences Inc	United States	643,429	40,246,484
[a] Illumina Inc	United States	519,692	155,871,222
Johnson & Johnson.	United States	1,187,967	153,307,141
Merck & Co. Inc	United States	989,889	75,637,419
[a] Mettler-Toledo International Inc	United States	420,704	237,941,768
[a] Neurocrine Biosciences Inc	United States	494,945	35,344,022
Pfizer Inc	United States	2,733,084	119,299,117
[a] Waters Corp	United States	618,682	116,714,359
			1,852,619,322
Real Estate 1.7%
American Tower Corp	United States	993,772	157,204,792
Equinix Inc	United States	198,755	70,073,063
			227,277,855
Retailing 4.5%
[a] Alibaba Group Holding Ltd., ADR	China	475,544	65,182,816
[a] Amazon.com Inc	United States	346,462	520,375,530
Expedia Group Inc	United States	346,462	39,028,944
			624,587,290
Semiconductors & Semiconductor Equipment 2.7%
ASML Holding NV, N.Y. shs	Netherlands	643,429	100,130,421
Intel Corp	United States	1,088,879	51,101,091
Lam Research Corp	United States	29,697	4,043,840
Monolithic Power Systems	United States	445,451	51,783,679
NVIDIA Corp	United States	232,344	31,017,924
Texas Instruments Inc	United States	1,385,845	130,962,353
Versum Materials Inc	United States	247,473	6,859,952
			375,899,260
Software & Services 11.6%
[a] Adyen NV	Netherlands	59,592	32,436,657
[a] Autodesk Inc	United States	791,912	101,847,802
Automatic Data Processing Inc	United States	692,923	90,856,064
DXC Technology Co	United States	1,385,845	73,685,379
Intuit Inc	United States	989,889	194,859,650
Mastercard Inc., A.	United States	1,385,845	261,439,659
Microsoft Corp	United States	3,365,622	341,846,226
[a] Salesforce.com Inc	United States	544,440	74,571,947
[a] ServiceNow Inc	United States	989,889	176,249,736
[a] Twilio Inc., A.	United States	397,509	35,497,554
[a] Tyler Technologies Inc	United States	173,232	32,189,970
Visa Inc., A	United States	1,385,845	182,848,389
			1,598,329,033
Technology Hardware & Equipment 8.5%
Amphenol Corp., A	United States	894,395	72,463,883
Apple Inc	United States	4,044,686	638,008,770
Cisco Systems Inc	United States	2,915,223	126,316,613

|9

FRANKLIN CUSTODIAN FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Fund (continued)

	Country	Shares	Value
Common Stocks (continued)
Technology Hardware & Equipment (continued)
Cognex Corp	United States	841,406	$32,537,170
[a] Keysight Technologies Inc	United States	643,429	39,944,072
TE Connectivity Ltd	United States	1,633,318	123,527,840
[a] Trimble Inc	United States	2,672,700	87,958,557
[a] ViaSat Inc	United States	692,923	40,847,811
			1,161,604,716
Transportation 5.6%
Alaska Air Group Inc	United States	3,167,645	192,751,198
Canadian National Railway Co	Canada	989,889	73,360,674
Canadian Pacific Railway Ltd	Canada	494,945	87,912,131
J.B. Hunt Transport Services Inc	United States	494,945	46,049,683
Kansas City Southern	United States	742,417	70,863,703
[a] Ryanair Holdings PLC, ADR	Ireland	230,863	16,469,766
Union Pacific Corp	United States	2,009,475	277,769,729
			765,176,884
Utilities 1.1%
American Water Works Co. Inc	United States	692,923	62,896,621
NextEra Energy Inc	United States	494,945	86,031,340
			148,927,961
Total Common Stocks (Cost $5,247,659,533)			13,277,841,678
Management Investment Companies (Cost $10,045,554) 0.7%
Diversified Financials 0.7%
[a] Altaba Inc	United States	1,682,811	97,502,069
Total Investments before Short Term Investments
(Cost $5,257,705,087)			13,375,343,747

Short Term Investments (Cost $332,401,493) 2.4%

Money Market Funds 2.4%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	United States	332,401,493	332,401,493
Total Investments (Cost $5,590,106,580) 99.7%.			13,707,745,240
Other Assets, less Liabilities 0.3%			34,506,865
Net Assets 100.0%			$13,742,252,105

See Abbreviations on page 37.

aNon-income producing.
bSee Note 6 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

|10

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, December 31, 2018 (unaudited)

Franklin Income Fund

	Country	Shares	Value

Common Stocks 32.2%
Communication Services 1.8%
[a] Alphabet Inc., A	United States	150,000	$156,744,000
BCE Inc	Canada	6,000,000	237,063,629
[b] Verizon Communications Inc	United States	15,000,000	843,300,000
			1,237,107,629
Consumer Discretionary 1.9%
[a] Amazon.com Inc	United States	110,000	165,216,700
Daimler AG	Germany	5,000,000	263,585,972
Ford Motor Co	United States	45,000,000	344,250,000
General Motors Co	United States	11,793,000	394,475,850
Target Corp	United States	2,000,000	132,180,000
			1,299,708,522
Consumer Staples 2.7%
Anheuser-Busch InBev SA/NV, ADR	Belgium	5,799,930	381,693,393
The Coca-Cola Co	United States	3,000,000	142,050,000
[b] PepsiCo Inc	United States	5,500,000	607,640,000
Philip Morris International Inc	United States	3,519,400	234,955,144
[b] The Procter & Gamble Co	United States	5,500,000	505,560,000
			1,871,898,537
Energy 4.4%
Anadarko Petroleum Corp	United States	4,000,000	175,360,000
Baker Hughes a GE Co., A	United States	11,000,000	236,500,000
BP PLC, ADR	United Kingdom	3,198,600	121,290,912
Chevron Corp	United States	3,000,000	326,370,000
Exxon Mobil Corp	United States	6,500,000	443,235,000
Halliburton Co	United States	7,948,409	211,268,712
Occidental Petroleum Corp	United States	3,000,000	184,140,000
Royal Dutch Shell PLC, A, ADR	United Kingdom	13,500,000	786,645,000
Schlumberger Ltd	United States	5,000,000	180,400,000
[a,c] Talos Energy Inc	United States	4,618,110	75,367,555
TransCanada Corp	Canada	4,500,000	160,650,000
The Williams Cos. Inc	United States	8,000,000	176,400,000
			3,077,627,179
Financials 5.6%
AXA SA	France	15,000,000	324,112,432
Bank of America Corp	United States	17,500,000	431,200,000
Barclays PLC	United Kingdom	150,000,000	287,925,933
HSBC Holdings PLC	United Kingdom	18,805,887	155,140,893
JPMorgan Chase & Co	United States	6,108,000	596,262,960
MetLife Inc	United States	8,880,000	364,612,800
Morgan Stanley	United States	5,000,000	198,250,000
U.S. Bancorp	United States	3,682,747	168,301,538
Wells Fargo & Co	United States	29,690,000	1,368,115,200
			3,893,921,756
Health Care 3.6%
AstraZeneca PLC	United Kingdom	7,500,000	561,715,721
Johnson & Johnson	United States	3,000,000	387,150,000
[b] Merck & Co. Inc	United States	11,489,400	877,905,054
Pfizer Inc	United States	15,000,000	654,750,000
			2,481,520,775

Quarterly Statement of Investments | See Notes to Statements of Investments. | 11

FRANKLIN CUSTODIAN FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)

	Country	Shares	Value

Common Stocks (continued)
Industrials 0.8%
3M Co	United States	1,000,000	$190,540,000
[a] CEVA Logistics AG	Switzerland	1,963,608	59,585,047
Cummins Inc	United States	1,760,706	235,300,750
General Electric Co	United States	7,500,000	56,775,000
			542,200,797
Information Technology 2.2%
[b] Analog Devices Inc	United States	2,600,000	223,158,000
Applied Materials Inc	United States	1,000,000	32,740,000
[b] Intel Corp	United States	6,750,000	316,777,500
Lam Research Corp	United States	1,500,000	204,255,000
Microchip Technology Inc	United States	1,045,000	75,156,400
Microsoft Corp	United States	2,908,000	295,365,560
Texas Instruments Inc	United States	4,000,000	378,000,000
			1,525,452,460
Materials 2.6%
BASF SE	Germany	11,000,000	766,223,067
BHP Group PLC	United Kingdom	5,000,000	105,310,141
DowDuPont Inc	United States	7,500,000	401,100,000
Rio Tinto PLC, ADR.	Australia	11,251,535	545,474,417
			1,818,107,625
Real Estate 0.5%
Host Hotels & Resorts Inc	United States	20,000,000	333,400,000
Utilities 6.1%
Dominion Energy Inc	United States	15,000,000	1,071,900,000
Duke Energy Corp	United States	7,500,000	647,250,000
Entergy Corp	United States	1,000,000	86,070,000
Sempra Energy.	United States	9,330,000	1,009,412,700
The Southern Co	United States	25,000,000	1,098,000,000
Xcel Energy Inc	United States	6,000,000	295,620,000
			4,208,252,700
Total Common Stocks (Cost $21,327,823,264)			22,289,197,980

Equity-Linked Securities 13.5%
Communication Services 0.9%
[d] Barclays Bank PLC into Alphabet Inc., 7.00%, A, 144A	United States	182,000	190,043,719
[d] Credit Suisse AG London into Comcast Corp., 7.00%, A, 144A.	United States	6,204,000	215,048,371
[d] Goldman Sachs International into Comcast Corp., 7.00%, A, 144A	United States	5,970,000	205,937,084
[d] Royal Bank of Canada into Alphabet Inc., 6.00%, A, 144A	Belgium	24,100	25,870,767
			636,899,941
Consumer Discretionary 2.4%
[d] Citigroup Global Markets Holdings Inc. into Amazon.com Inc., 9.00%, 144A	United States	277,000	439,955,411
[d] Citigroup Global Markets Holdings Inc. into General Motors Co., 9.00%,
144A	United States	8,350,000	283,610,388
[d] Credit Suisse AG London into General Motors Co., 8.00%, 144A	United States	5,680,000	195,453,350
[d] JP Morgan Chase Financial Co. LLC into Ford Motor Co., 10.00%, 144A	United States	28,170,000	221,068,498
[d] Morgan Stanley BV into Target Corp., 8.00%, 144A	United States	3,379,000	225,449,232
[d] Wells Fargo Bank National Assn. into Ford Motor Co., 8.50%, 144A	United States	12,500,000	99,225,300
[d] Wells Fargo Bank National Assn. into Target Corp., 8.00%, 144A	United States	2,536,000	171,459,122
			1,636,221,301

|12

     FRANKLIN CUSTODIAN FUNDS STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)

	Country	Shares	Value

Equity-Linked Securities (continued)
Energy 0.3%
[d] JP Morgan Chase Financial Co. LLC into Schlumberger Ltd., 144A	United States	4,170,000	$157,735,792
[d] UBS AG London into Halliburton Co., 7.00%, 144A	United States	1,400,000	38,413,255
			196,149,047
Financials 1.2%
[d] Barclays Bank PLC into Wells Fargo & Co., 6.50%, 144A	United States	4,355,000	205,120,918
[d] Barclays Bank PLC into MetLife Inc., 7.00%, 144A	United States	5,339,000	221,614,981
[d] Deutsche Bank AG London into Wells Fargo & Co., 7.00%, 144A	United States	3,785,000	177,728,188
[d] Societe Generale SA into JPMorgan Chase & Co., 7.00%, 144A	United States	2,175,000	218,917,280
			823,381,367
Health Care 1.1%
[d] Barclays Bank PLC into Mylan NV, 7.50%, 144A	United States	2,421,000	70,132,966
[d] Citigroup Global Markets Holdings Inc. into Medtronic PLC, 6.00%, 144A	United States	1,882,000	160,880,337
[d] Merrill Lynch International & Co. CV into Merck & Co. Inc., 6.50%, 144A	United States	4,125,000	276,831,241
[d] UBS AG London into Medtronic PLC, 6.00%, 144A	United States	2,442,000	214,552,337
			722,396,881
Industrials 1.3%
[d] Merrill Lynch International & Co. CV into Deere & Co., 9.00%, 144A	United States	2,100,000	308,997,196
[d] Morgan Stanley BV into Cummins Inc., 7.50%, 144A.	United States	1,265,000	171,127,652
[d] UBS AG London into Union Pacific Corp., 7.50%, 144A	United States	2,130,000	299,435,451
[d] Wells Fargo Bank National Assn. into General Electric Co., 8.00%, 144A.	United States	17,300,000	135,362,656
			914,922,955
Information Technology 5.2%
[d] Citigroup Global Markets Holdings Inc. into Texas Instruments Inc., 7.00%,
144A	United States	1,600,000	154,673,320
[d] Credit Suisse AG into International Business Machines Corp., 9.50%, 144A .	United States	1,430,000	160,561,115
[d] Deutsche Bank AG London into Applied Materials Inc., 8.00%, 144A	United States	3,252,000	109,956,107
[d] Goldman Sachs International into Apple Inc., 6.50%, 144A	United States	2,883,000	462,704,781
[d] Goldman Sachs International into Texas Instruments Inc., 7.00%, 144A	United States	2,312,000	226,416,056
[d] JP Morgan Chase Financial Co. LLC into Broadcom Inc., 10.00%, 144A	United States	1,120,000	277,093,348
[d] Merrill Lynch International & Co. CV into Apple Inc., 8.50%, 144A.	United States	1,725,000	277,540,082
[d] Morgan Stanley BV into Lam Research Corp., 9.00%, 144A	United States	1,530,000	214,549,945
[d] Morgan Stanley BV into Microchip Technology Inc., 9.00%, 144A	United States	3,325,000	238,661,035
[d] Morgan Stanley BV into Microsoft Corp., 7.00%, 144A.	United States	3,521,000	350,239,539
[d] Royal Bank of Canada into Analog Devices Inc., 8.00%, 144A	United States	2,230,000	193,990,688
[d] Societe Generale SA into Intel Corp., 8.00%, 144A	United States	4,322,000	204,223,187
[d] UBS AG London into Microsoft Corp., 6.50%, 144A.	United States	550,000	56,156,369
[d] Wells Fargo Bank National Assn. into Intel Corp., 8.00%, 144A.	United States	2,880,000	138,411,179
[d] Wells Fargo Bank National Assn. into Intel Corp., 8.00%, 144A.	United States	5,200,000	246,066,902
[d] Wells Fargo Bank National Assn. into Microsoft Corp., 7.00%, 144A	United States	3,118,000	306,222,475
			3,617,466,128
Materials 1.1%
[d] Barclays Bank PLC into International Paper Co., 8.00%, 144A	United States	3,125,000	130,407,841
[d] Barclays Bank PLC into Rio Tinto PLC, 10.00%, 144A	United Kingdom	4,752,000	227,511,428
[d] Merrill Lynch International & Co. CV into DowDuPont Inc., 7.00%, 144A	United States	3,560,000	196,838,406
[d] UBS AG London into DowDuPont Inc., 6.00%, 144A	United States	4,360,000	235,573,821
			790,331,496
Total Equity-Linked Securities (Cost $10,559,608,874)			9,337,769,116

|13

FRANKLIN CUSTODIAN FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)

	Country	Shares		Value
Convertible Preferred Stocks 1.2%
Energy 0.1%
Chesapeake Energy Corp., 5.75%, cvt. pfd	United States	112,980		$58,845,836
Financials 0.9%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	435,218		545,110,545
[a] FNMA, 5.375%, cvt. pfd	United States	4,250		90,312,500
				635,423,045
Industrials 0.0%†
Fortive Corp., 5.00%, cvt. pfd., A	United States	31,266		28,376,709
Utilities 0.2%
Sempra Energy, 6.00%, cvt. pfd., A	United States	400,000		38,044,000
Sempra Energy, 6.75%, cvt. pfd., B	United States	739,000		71,269,160
				109,313,160
Total Convertible Preferred Stocks (Cost $907,590,057)				831,958,750
Preferred Stocks 0.1%
Financials 0.1%
[a] FHLMC, 8.375%, pfd., Z	United States	7,632,009		53,424,063
[a] FNMA, 8.25%, pfd., S	United States	5,500,000		38,225,000
Total Preferred Stocks (Cost $316,153,851)				91,649,063

		Units
Index-Linked Notes (Cost $100,105,450) 0.1%
Financials 0.1%
[d,e] Morgan Stanley Finance LLC, senior note, 144A, 7.43%, 10/03/19	United States	755,000		93,015,170

		Principal
		Amount*
Convertible Bonds 0.7%
Energy 0.5%
Chesapeake Energy Corp., cvt., senior note, 5.50%, 9/15/26	United States	122,500,000		99,222,182
Weatherford International Ltd., cvt., senior note, 5.875%, 7/01/21	United States	382,812,000		243,829,807
				343,051,989
Health Care 0.2%
[d] Bayer Capital Corp BV, cvt., junior sub. note, 144A, 5.625%, 11/22/19	Germany	150,000,000	EUR	129,130,222
Total Convertible Bonds (Cost $623,018,934)				472,182,211
Corporate Bonds 38.7%
Communication Services 5.8%
[d] Altice Financing SA, secured bond, 144A, 7.50%, 5/15/26	Luxembourg	50,000,000		45,625,000
[d] Altice Luxembourg SA, senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	50,000,000		45,687,500
AMC Entertainment Holdings Inc.,
senior sub. bond, 5.75%, 6/15/25	United States	37,325,000		32,985,969
senior sub. note, 5.875%, 11/15/26	United States	41,300,000		35,518,000
AT&T Inc.,
senior bond, 4.125%, 2/17/26.	United States	100,000,000		97,852,413
senior note, 3.00%, 6/30/22	United States	100,000,000		97,600,219

|14

     FRANKLIN CUSTODIAN FUNDS STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Communication Services (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.125%, 2/15/23.	United States	105,000,000	$102,637,500
senior bond, 5.75%, 9/01/23	United States	67,000,000	66,832,500
senior bond, 5.75%, 1/15/24	United States	105,000,000	104,737,500
[d] senior bond, 144A, 5.50%, 5/01/26	United States	60,000,000	57,825,000
[d] senior bond, 144A, 5.125%, 5/01/27	United States	70,000,000	65,373,000
[d] senior bond, 144A, 5.00%, 2/01/28	United States	45,500,000	41,973,750
Comcast Corp., senior note, 3.95%, 10/15/25	United States	50,000,000	50,658,733
DISH DBS Corp.,
senior bond, 5.875%, 7/15/22.	United States	391,500,000	361,648,125
senior bond, 5.00%, 3/15/23	United States	300,000,000	250,875,000
senior note, 5.875%, 11/15/24	United States	128,200,000	103,681,750
Netflix Inc.,
senior bond, 4.375%, 11/15/26	United States	105,000,000	95,550,000
senior bond, 4.875%, 4/15/28.	United States	84,300,000	77,134,500
[d] senior bond, 144A, 5.875%, 11/15/28	United States	60,000,000	58,615,800
[d] senior bond, 144A, 6.375%, 5/15/29	United States	50,000,000	49,437,500
[d] SFR Group SA, secured bond, 144A, 7.375%, 5/01/26	France	50,000,000	46,062,500
[d] Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	50,000,000	50,312,500
senior note, 144A, 4.625%, 5/15/23	United States	88,400,000	85,085,000
Sprint Capital Corp., senior note, 6.90%, 5/01/19	United States	100,000,000	100,875,000
Sprint Communications Inc.,
senior bond, 11.50%, 11/15/21	United States	200,000,000	227,500,000
senior note, 7.00%, 8/15/20	United States	102,500,000	105,195,750
senior note, 6.00%, 11/15/22	United States	367,700,000	361,754,291
Sprint Corp.,
senior bond, 7.875%, 9/15/23.	United States	187,350,000	192,736,312
senior bond, 7.125%, 6/15/24.	United States	190,650,000	189,422,214
senior note, 7.625%, 3/01/26	United States	100,000,000	99,000,000
[d] Sprint Spectrum Co. LLC, senior secured bond, first lien, 144A, 5.152%,
9/20/29	United States	220,000,000	216,700,000
[d] Univision Communications Inc.,
senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	175,000,000	157,500,000
senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	150,020,000	132,017,600
Verizon Communications Inc.,
senior bond, 3.50%, 11/01/24.	United States	50,000,000	49,500,062
senior bond, 2.625%, 8/15/26.	United States	25,000,000	22,716,252
[d] Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A,
5.50%, 1/15/25	United Kingdom	60,000,000	59,850,000
Zayo Group LLC/Zayo Capital Inc., senior note, 6.00%, 4/01/23	United States	67,000,000	63,733,750
			4,002,210,990
Consumer Discretionary 2.1%
[d] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	128,000,000	121,280,000
Alibaba Group Holding Ltd., senior note, 3.40%, 12/06/27	China	55,000,000	51,056,775
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	55,400,000	54,621,076
Ford Motor Co.,
senior bond, 4.75%, 1/15/43	United States	67,500,000	52,419,809
senior note, 4.346%, 12/08/26	United States	100,000,000	89,409,792
Ford Motor Credit Co. LLC,
senior note, 3.336%, 3/18/21	United States	25,000,000	24,269,690
senior note, 4.134%, 8/04/25	United States	125,000,000	112,805,417

|15

FRANKLIN CUSTODIAN FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Consumer Discretionary (continued)
General Motors Co., senior bond, 5.15%, 4/01/38	United States	165,000,000	$141,510,951
General Motors Financial Co. Inc.,
senior note, 3.15%, 6/30/22	United States	14,400,000	13,737,847
senior note, 4.15%, 6/19/23	United States	75,000,000	73,146,514
[d] Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	50,000,000	47,250,000
[d] Hanesbrands Inc.,
senior bond, 144A, 4.875%, 5/15/26	United States	54,000,000	48,937,500
senior note, 144A, 4.625%, 5/15/24	United States	38,000,000	35,815,000
[d] Shea Homes LP/Shea Homes Funding Corp.,
senior bond, 144A, 6.125%, 4/01/25	United States	85,000,000	75,650,000
senior note, 144A, 5.875%, 4/01/23	United States	80,000,000	73,400,000
[d] Tesla Inc., senior note, 144A, 5.30%, 8/15/25	United States	75,000,000	65,437,500
[d] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
senior bond, 144A, 4.25%, 5/30/23	United States	84,000,000	79,275,000
senior bond, 144A, 5.50%, 3/01/25	United States	147,500,000	137,912,500
senior bond, 144A, 5.25%, 5/15/27	United States	99,827,000	87,972,544
[d] Wynn Macau Ltd., senior bond, 144A, 5.50%, 10/01/27	Macau	39,800,000	35,521,500
			1,421,429,415
Consumer Staples 0.9%
Anheuser-Busch InBev Worldwide Inc., senior bond, 4.00%, 4/13/28.	Belgium	25,000,000	23,973,314
BAT Capital Corp.,
senior note, 3.222%, 8/15/24	United Kingdom	88,500,000	81,607,873
senior note, 3.557%, 8/15/27	United Kingdom	170,000,000	151,275,331
Kraft Heinz Foods Co.,
senior bond, 3.50%, 6/06/22	United States	14,200,000	14,093,301
senior bond, 3.95%, 7/15/25	United States	60,000,000	58,173,678
senior bond, 4.625%, 1/30/29.	United States	50,000,000	49,565,399
[d] Post Holdings Inc.,
senior bond, 144A, 5.00%, 8/15/26	United States	87,000,000	79,605,000
senior bond, 144A, 5.625%, 1/15/28	United States	65,000,000	60,043,750
Walmart Inc.,
senior note, 3.40%, 6/26/23	United States	50,000,000	50,542,908
senior note, 3.55%, 6/26/25	United States	50,000,000	50,616,327
			619,496,881
Energy 7.1%
[d] Ascent Resources Utica Holdings LLC/ARU Finance Corp., senior note,
144A, 10.00%, 4/01/22.	United States	97,508,000	100,218,722
Callon Petroleum Co., senior note, 6.375%, 7/01/26	United States	40,000,000	37,400,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
senior note, 6.50%, 4/15/21	United States	356,348,000	299,332,320
senior note, 7.625%, 1/15/22	United States	104,490,000	84,636,900
senior note, 7.75%, 4/15/23	United States	62,000,000	48,205,000
Canadian Natural Resources Ltd., senior bond, 3.85%, 6/01/27	Canada	35,000,000	33,092,821
Chesapeake Energy Corp.,
senior bond, 6.875%, 11/15/20	United States	95,000,000	92,625,000
senior bond, 6.125%, 2/15/21.	United States	217,500,000	205,537,500
senior bond, 8.00%, 6/15/27	United States	250,000,000	211,250,000
senior note, 6.625%, 8/15/20	United States	157,800,000	153,460,500
senior note, 5.375%, 6/15/21	United States	106,523,000	98,001,160
senior note, 4.875%, 4/15/22	United States	107,710,000	94,515,525
senior note, 5.75%, 3/15/23	United States	124,251,000	107,787,742

|16

     FRANKLIN CUSTODIAN FUNDS STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
Chesapeake Energy Corp., (continued)
senior note, 7.00%, 10/01/24	United States	203,000,000	$176,610,000
senior note, 8.00%, 1/15/25	United States	482,000,000	427,775,000
senior note, 7.50%, 10/01/26	United States	99,200,000	85,312,000
[f] senior note, FRN, 5.686%, (3-month USD LIBOR + 3.25%), 4/15/19.	United States	72,800,000	72,618,000
Chevron Corp., senior note, 2.895%, 3/03/24	United States	30,000,000	29,296,652
Energy Transfer LP, senior secured bond, first lien, 5.50%, 6/01/27	United States	76,500,000	74,778,750
Ensco PLC,
senior bond, 5.75%, 10/01/44.	United States	50,000,000	28,194,000
senior note, 7.75%, 2/01/26	United States	30,000,000	22,350,000
Ferrellgas LP/Ferrellgas Finance Corp.,
senior note, 6.50%, 5/01/21	United States	79,295,000	65,418,375
senior note, 6.75%, 1/15/22	United States	112,500,000	92,250,000
senior note, 6.75%, 6/15/23	United States	88,500,000	72,570,000
Gulfport Energy Corp.,
senior note, 6.375%, 5/15/25	United States	50,000,000	44,437,500
senior note, 6.375%, 1/15/26	United States	50,000,000	43,250,000
Halcon Resources Corp., senior note, 6.75%, 2/15/25	United States	80,000,000	58,800,000
HighPoint Operating Corp.,
senior bond, 7.00%, 10/15/22.	United States	205,783,000	190,349,275
senior note, 8.75%, 6/15/25	United States	160,205,000	155,398,850
Kinder Morgan Inc.,
senior bond, 7.75%, 1/15/32	United States	118,000,000	141,868,213
[d] senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	91,200,000	96,601,561
Matador Resources Co., senior note, 5.875%, 9/15/26.	United States	82,000,000	75,645,000
Sanchez Energy Corp., senior note, 7.75%, 6/15/21	United States	66,692,000	16,006,080
Sunoco LP/Sunoco Finance Corp., senior note, 5.50%, 2/15/26	United States	74,775,000	71,036,250
Talos Production LLC/Talos Production Finance Inc., second lien, 11.00%,
4/03/22	United States	72,845,556	68,839,050
[d] Transocean Inc., senior note, 144A, 7.25%, 11/01/25	United States	50,000,000	43,875,000
[d] W&T Offshore Inc., secured note, second lien, 144A, 9.75%, 11/01/23	United States	75,000,000	66,375,000
[d] Weatherford International LLC, senior note, 144A, 9.875%, 3/01/25	United States	93,000,000	57,427,500
Weatherford International Ltd.,
senior note, 5.125%, 9/15/20	United States	131,343,000	103,104,255
senior note, 7.75%, 6/15/21	United States	591,904,000	446,887,520
senior note, 4.50%, 4/15/22	United States	317,600,000	187,384,000
senior note, 8.25%, 6/15/23	United States	286,600,000	174,109,500
senior note, 9.875%, 2/15/24	United States	240,200,000	148,924,000
The Williams Cos. Inc., senior note, 4.55%, 6/24/24	United States	46,858,000	47,364,274
			4,950,918,795
Financials 5.5%
[d] Ashtead Capital Inc., secured bond, second lien, 144A, 4.375%, 8/15/27.	United Kingdom	42,500,000	38,448,688
Bank of America Corp.,
[g] junior sub. bond, AA, 6.10% to 3/17/25, FRN thereafter, Perpetual	United States	80,000,000	78,900,000
[g] junior sub. bond, U, 5.20% to 6/01/23, FRN thereafter, Perpetual	United States	68,000,000	65,562,200
[g] junior sub. bond, X, 6.25% to 9/05/24, FRN thereafter, Perpetual	United States	85,000,000	84,150,000
senior bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28	United States	135,000,000	126,328,681
senior note, 3.004% to 12/20/22, FRN thereafter, 12/20/23	United States	100,000,000	97,139,445
Barclays PLC,
senior note, 3.65%, 3/16/25	United Kingdom	50,000,000	46,511,750
senior note, 4.375%, 1/12/26	United Kingdom	125,000,000	119,486,875
senior note, 4.61% to 2/14/22, FRN thereafter, 2/15/23	United Kingdom	50,000,000	49,626,750

|17

FRANKLIN CUSTODIAN FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)

		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Financials (continued)
Capital One Financial Corp.,
senior sub. note, 4.20%, 10/29/25	United States	111,000,000		$107,412,658
sub. note, 3.75%, 7/28/26	United States	107,200,000		98,396,932
Citigroup Inc.,
[g] junior sub. bond, 5.35% to 5/15/23, FRN thereafter, Perpetual	United States	179,195,000		161,275,500
[g] junior sub. bond, 5.90% to 2/15/23, FRN thereafter, Perpetual	United States	47,000,000		43,921,500
[g] junior sub. bond, 5.95% to 1/30/23, FRN thereafter, Perpetual	United States	230,000,000		210,185,500
[g] junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	247,500,000		228,628,125
[g] junior sub. bond, O, 5.875% to 3/27/20, FRN thereafter, Perpetual	United States	167,000,000		161,363,750
[g] junior sub. bond, Q, 5.95% to 8/15/20, FRN thereafter, Perpetual	United States	120,000,000		116,025,000
sub. bond, 4.125%, 7/25/28	United States	165,000,000		155,117,673
sub. note, 3.50%, 5/15/23	United States	45,000,000		44,220,114
[g] Fifth Third Bancorp, junior sub. bond, 5.10% to 6/30/23, FRN thereafter,
Perpetual	United States	54,000,000		47,047,500
The Goldman Sachs Group Inc.,
senior note, 3.50%, 11/16/26	United States	65,000,000		60,129,816
senior note, 2.876% to 10/31/21, FRN thereafter, 10/31/22	United States	125,000,000		121,444,449
senior note, 3.272% to 9/29/24, FRN thereafter, 9/29/25	United States	100,000,000		93,802,372
HSBC Holdings PLC,
senior note, 3.40%, 3/08/21	United Kingdom	25,000,000		24,950,625
senior note, 4.292% to 9/12/25, FRN thereafter, 9/12/26	United Kingdom	125,000,000		125,445,625
[g] JPMorgan Chase & Co.,
junior sub. bond, 6.125% to 4/30/24, FRN thereafter, Perpetual	United States	60,000,000		59,625,000
junior sub. bond, 6.75% to 2/01/24, FRN thereafter, Perpetual	United States	100,000,000		103,450,000
[f] junior sub. bond, FRN, 5.99%, (3-month USD LIBOR + 3.47%),
Perpetual	United States	419,616,000		415,419,840
junior sub. bond, Q, 5.15% to 5/01/23, FRN thereafter, Perpetual	United States	100,000,000		94,750,000
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	105,000,000		102,900,000
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual.	United States	200,000,000		193,250,000
junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	80,000,000		79,600,000
[g] Morgan Stanley, junior sub. bond, 5.55% to 7/15/20, FRN thereafter,
Perpetual	United States	58,000,000		56,361,500
Prudential Financial Inc., junior sub. bond, 5.70% to 9/15/28, FRN thereafter,
9/15/48	United States	100,000,000		93,250,000
[g] Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter,
Perpetual	United States	98,700,000		94,159,800
				3,798,287,668
Health Care 12.4%
AbbVie Inc.,
senior bond, 3.20%, 5/14/26	United States	35,000,000		32,506,110
senior note, 2.90%, 11/06/22	United States	35,000,000		34,084,822
Allergan Funding SCS, senior bond, 3.80%, 3/15/25	United States	100,000,000		97,803,450
AstraZeneca PLC,
senior note, 2.375%, 11/16/20	United Kingdom	25,000,000		24,552,375
senior note, 2.375%, 6/12/22	United Kingdom	31,500,000		30,264,570
[d] Bausch Health Cos. Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	122,400,000		107,100,000
senior note, 144A, 5.50%, 3/01/23	United States	70,526,000		64,562,321
senior note, 144A, 5.875%, 5/15/23	United States	407,700,000		378,651,375
senior note, 144A, 9.00%, 12/15/25	United States	105,000,000		104,868,750
senior note, 144A, 8.50%, 1/31/27	United States	50,000,000		48,625,000
senior note, first lien, 144A, 7.00%, 3/15/24	United States	77,300,000		78,266,250

			|	18

     FRANKLIN CUSTODIAN FUNDS STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Health Care (continued)
[d] Bausch Health Cos. Inc., (continued)
senior secured note, first lien, 144A, 6.50%, 3/15/22	United States	50,500,000	$50,958,540
senior secured note, first lien, 144A, 5.50%, 11/01/25	United States	91,000,000	85,198,750
[d] Bayer US Finance II LLC, senior note, 144A, 4.25%, 12/15/25	Germany	75,000,000	73,136,990
CHS/Community Health Systems Inc.,
senior note, 6.875%, 2/01/22	United States	1,284,524,000	590,881,040
[d] senior note, 144A, 8.125%, 6/30/24	United States	731,006,000	537,289,410
[d] senior note, 144A, 11.00% to 6/22/19, 9.875% thereafter, 6/30/23	United States	1,475,000,000	1,143,125,000
[d] senior secured note, 144A, 8.625%, 1/15/24	United States	10,000,000	9,900,000
senior secured note, first lien, 6.25%, 3/31/23	United States	355,000,000	323,955,250
CVS Health Corp.,
senior bond, 4.30%, 3/25/28	United States	125,000,000	122,628,926
senior bond, 5.05%, 3/25/48	United States	50,200,000	49,073,822
senior note, 4.10%, 3/25/25	United States	75,000,000	74,442,991
DaVita Inc.,
senior bond, 5.125%, 7/15/24.	United States	170,000,000	159,800,000
senior bond, 5.00%, 5/01/25	United States	129,500,000	118,006,875
[d] Endo DAC/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	108,700,000	78,535,750
senior note, 144A, 6.00%, 7/15/23	United States	185,525,000	142,390,438
[d] Endo Finance LLC, senior note, 144A, 5.75%, 1/15/22	United States	126,000,000	105,525,000
[d] Endo Finance LLC/Endo Finco Inc., senior note, 144A, 5.375%, 1/15/23	United States	35,000,000	26,775,000
[d] Halfmoon Parent Inc.,
senior secured note, 144A, 3.75%, 7/15/23	United States	60,000,000	59,858,282
senior secured note, 144A, 4.125%, 11/15/25	United States	60,000,000	60,032,278
HCA Inc.,
senior bond, 5.875%, 5/01/23.	United States	120,000,000	121,800,000
senior bond, 5.625%, 9/01/28.	United States	77,500,000	74,981,250
senior note, 7.50%, 2/15/22	United States	95,000,000	101,175,000
senior secured note, first lien, 5.00%, 3/15/24	United States	134,800,000	133,789,000
Horizon Pharma USA Inc., senior note, 6.625%, 5/01/23	United States	95,012,000	92,161,640
Mallinckrodt International Finance SA, senior bond, 4.75%, 4/15/23	United States	66,000,000	44,550,000
[d] Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
senior note, 144A, 4.875%, 4/15/20	United States	267,252,000	259,234,440
[h] senior note, 144A, 5.75%, 8/01/22	United States	340,000,000	292,400,000
senior note, 144A, 5.625%, 10/15/23.	United States	285,350,000	217,936,063
senior note, 144A, 5.50%, 4/15/25	United States	137,500,000	95,562,500
Mylan NV, senior note, 3.95%, 6/15/26.	United States	135,000,000	122,347,125
Tenet Healthcare Corp.,
secured note, second lien, 5.125%, 5/01/25	United States	133,300,000	124,635,500
senior note, 8.125%, 4/01/22	United States	899,900,000	905,524,375
senior note, 6.75%, 6/15/23	United States	560,000,000	527,800,000
senior note, 7.00%, 8/01/25	United States	140,000,000	129,606,400
senior note, 6.875%, 11/15/31	United States	37,400,000	31,603,000
senior secured note, first lien, 4.375%, 10/01/21.	United States	130,000,000	126,425,000
senior secured note, first lien, 4.625%, 7/15/24	United States	90,200,000	84,562,500
[d] senior secured note, second lien, 144A, 7.50%, 1/01/22	United States	66,700,000	67,783,875
[d] Valeant Pharmaceuticals International, senior note, 144A, 9.25%, 4/01/26	United States	200,000,000	200,500,000
			8,567,177,033

|19

FRANKLIN CUSTODIAN FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Industrials 0.7%
United Rentals North America Inc.,
senior bond, 5.75%, 11/15/24.	United States	56,050,000	$54,158,312
senior bond, 4.875%, 1/15/28.	United States	116,000,000	102,080,000
senior note, 6.50%, 12/15/26	United States	40,000,000	39,500,000
United Technologies Corp.,
senior bond, 4.50%, 6/01/42	United States	50,000,000	47,335,369
senior note, 3.10%, 6/01/22	United States	15,900,000	15,581,692
senior note, 3.95%, 8/16/25	United States	25,000,000	24,853,420
senior note, 3.125%, 5/04/27	United States	40,000,000	37,033,093
[d] West Corp., senior note, 144A, 8.50%, 10/15/25	United States	36,000,000	28,620,000
[d] XPO Logistics Inc., senior note, 144A, 6.50%, 6/15/22.	United States	105,213,000	104,686,935
			453,848,821
Information Technology 0.5%
[d] CommScope Inc., senior bond, 144A, 5.50%, 6/15/24	United States	100,000,000	91,875,000
[d] CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	84,200,000	77,043,000
[d] Dell International LLC/EMC Corp., senior secured note, first lien, 144A,
5.45%, 6/15/23	United States	69,750,000	71,043,599
[d] Microchip Technology Inc., senior secured note, first lien, 144A, 4.333%,
6/01/23	United States	67,000,000	65,413,647
NCR Corp.,
senior note, 5.00%, 7/15/22	United States	40,000,000	37,800,000
senior note, 6.375%, 12/15/23	United States	35,000,000	34,009,850
			377,185,096
Materials 1.5%
Ball Corp., senior bond, 4.00%, 11/15/23	United States	80,000,000	78,000,000
[d] BWAY Holding Co.,
secured note, 144A, 5.50%, 4/15/24	United States	75,000,000	70,781,250
senior note, 144A, 7.25%, 4/15/25	United States	189,500,000	170,786,875
[d] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	88,400,000	88,258,560
[d] Cemex SAB de CV,
senior secured bond, 144A, 7.75%, 4/16/26	Mexico	55,100,000	58,141,520
senior secured bond, first lien, 144A, 5.70%, 1/11/25	Mexico	70,000,000	67,408,250
Crown Americas LLC/Crown Americas Capital Corp. IV, senior bond, 4.50%,
1/15/23	United States	85,000,000	83,193,750
DowDuPont Inc., senior note, 4.493%, 11/15/25	United States	50,000,000	51,576,236
[d] FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 4.75%, 5/15/22	Australia	34,200,000	32,637,060
senior note, 144A, 5.125%, 3/15/23	Australia	25,000,000	23,609,375
senior note, 144A, 5.125%, 5/15/24	Australia	60,540,000	56,623,667
Freeport-McMoRan Inc., senior bond, 3.875%, 3/15/23	United States	50,000,000	46,375,000
International Paper Co.,
senior bond, 3.00%, 2/15/27	United States	50,000,000	45,619,359
senior bond, 4.40%, 8/15/47	United States	50,000,000	42,267,800
LYB International Finance II BV, senior note, 3.50%, 3/02/27	United States	50,000,000	45,620,166
[d] Syngenta Finance NV,
senior note, 144A, 4.441%, 4/24/23	Switzerland	35,000,000	34,010,200
senior note, 144A, 5.182%, 4/24/28	Switzerland	50,000,000	46,477,163
			1,041,386,231

|20

FRANKLIN CUSTODIAN FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Real Estate 0.6%
American Tower Corp., senior bond, 3.375%, 10/15/26	United States	50,000,000	$46,618,602
Equinix Inc., senior bond, 5.375%, 5/15/27.	United States	140,000,000	137,200,000
Iron Mountain Inc.,
[d] senior note, 144A, 4.875%, 9/15/27	United States	135,610,000	118,997,775
senior sub. bond, 5.75%, 8/15/24	United States	129,254,000	123,114,435
			425,930,812
Utilities 1.6%
The AES Corp., senior bond, 4.875%, 5/15/23	United States	60,000,000	58,800,000
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	170,000,000	155,975,000
senior note, 5.375%, 1/15/23	United States	300,000,000	282,000,000
senior note, 5.50%, 2/01/24	United States	186,500,000	171,346,875
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., senior note,
8.625%, 6/15/20	United States	49,900,000	36,177,500
Sempra Energy, senior bond, 3.40%, 2/01/28	United States	50,000,000	45,799,746
Vistra Energy Corp.,
senior note, 7.375%, 11/01/22	United States	232,500,000	240,637,500
senior note, 5.875%, 6/01/23	United States	130,000,000	130,650,000
			1,121,386,621
Total Corporate Bonds (Cost $29,160,480,908)			26,779,258,363

f Senior Floating Rate Interests 3.8%

Communication Services 1.6%

Digicel International Finance Ltd., Initial Term B Loans, 5.96%, (3-month
USD LIBOR + 3.25%), 5/25/24	United States	69,149,916	62,407,799
Digicert Holdings Inc.,
First Lien Term Loan, 6.522%, (1-month USD LIBOR + 4.00%),
10/01/24	United States	44,775,281	43,264,116
Second Lien Initial Loan, 10.522%, (1-month USD LIBOR + 8.00%),
9/18/25	United States	16,317,410	15,868,681
Global Eagle Entertainment Inc., Initial Term Loans, 10.02%, (6-month USD
LIBOR + 7.50%), 1/06/23	United States	103,227,187	104,259,460
[i] iHeartCommunications Inc.,
Tranche D Term Loan, 8.443%, (3-month USD LIBOR + 6.75%),
1/30/19	United States	681,589,932	461,020,614
Tranche E Term Loan, 9.193%, (3-month USD LIBOR + 7.50%),
7/30/19	United States	241,744,256	163,436,039
MH Sub I LLC & Micro Holding Corp.,
Amendment No. 2 Initial Term Loan, 6.254%, (1-month USD LIBOR +
3.75%), 9/15/24	United States	39,500,000	37,574,375
Second Lien Initial Term Loan, 10.004%, (1-month USD LIBOR +
7.50%), 9/15/25	United States	30,000,000	28,050,000
Securus Technologies Holdings Inc.,
Initial Term Loan B, 7.022%, (1-month USD LIBOR + 4.50%), 11/01/24	United States	44,550,000	43,102,125
Second Lien Initial Loan, 10.772%, (1-month USD LIBOR + 8.25%),
11/01/25	United States	30,000,000	29,025,000
Sprint Communications Inc., 2018 Incremental Term Loans, 5.563%,
(1-month USD LIBOR + 3.00%), 2/03/24	United States	100,000,000	95,750,000
[j] Univision Communications Inc., Term Loan, 5.272%, (1-month USD LIBOR +
2.75%), 3/15/24.	United States	64,579,040	58,702,347
			1,142,460,556

|21

FRANKLIN CUSTODIAN FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)

			Principal
		Country	Amount*	Value

[f] Senior Floating Rate Interests (continued)
Consumer Discretionary 1.0%
[j] 24 Hour Fitness Worldwide Inc., Term Loan, 6.022%, (1-month USD LIBOR
+ 3.50%), 5/30/25		United States	109,474,937	$107,490,704
Academy Ltd., Initial Term Loan, 6.349%, (1-month USD LIBOR + 4.00%),
7/02/22		United States	110,546,290	74,411,472
Belk Inc., Closing Date Term Loan, 7.365%, (3-month USD LIBOR + 4.75%),
12/12/22	.	United States	212,561,293	172,470,107
LTI Holdings Inc., Initial Term Loans, 6.022%, (1-month USD LIBOR +
3.50%), 9/06/25.		United States	29,925,000	28,353,937
PetSmart Inc., Tranche B-2 Loans, 5.38%, (1-month USD LIBOR + 3.00%),
3/11/22		United States	211,047,774	167,481,182
[j] Stars Group Holdings BV, Stars Group (US), USD Term Loan, 6.303%,
(3-month USD LIBOR + 3.50%), 7/10/25		United States	109,562,218	106,206,891
Tenneco Inc., Tranche B Term Loan, 5.272%, (1-month USD LIBOR +
2.75%), 10/01/25		United States	50,000,000	47,062,500
				703,476,793
Consumer Staples 0.1%
Almonde Inc.,
Tahoe Canada Bidco Inc. and Misys Europe SA, Dollar Term Loan,
6.303%, (3-month USD LIBOR + 3.50%), 6/13/24		United States	56,312,782	52,680,607
Tahoe Canada Bidco Inc. and Misys Europe SA, Second Lien, Dollar
Term Loan, 10.053%, (3-month USD LIBOR + 7.25%), 6/13/25		United States	15,000,000	13,856,250
				66,536,857
Energy 0.1%
NorthRiver Midstream Finance LP, Initial Term B Loan, 5.646%, (3-month
USD LIBOR + 3.25%), 10/01/25		United States	39,900,000	39,131,925
Financials 0.1%
Russell Investments US Institutional Holdco Inc., Initial Term Loan, 5.772%,
(1-month USD LIBOR + 3.25%), 6/01/23		United States	85,280,554	83,415,041
Health Care 0.4%
Amneal Pharmaceuticals LLC, Initial Term Loans, 6.063%, (1-month USD
LIBOR + 3.50%), 5/04/25		United States	59,686,133	56,751,366
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans,
6.813%, (1-month USD LIBOR + 4.25%), 4/29/24		United States	78,800,000	74,466,000
Horizon Pharma Inc., Fourth Amendment Refinancing Term Loans, 5.563%,
(1-month USD LIBOR + 3.00%), 3/29/24		United States	31,570,039	30,280,939
Mallinckrodt International Finance SA and Mallinckrodt CB LLC, 2018
Incremental Term Loans, 5.618%, (3-month USD LIBOR + 3.00%), 2/24/25 .		Luxembourg	49,625,000	45,903,125
Valeant Pharmaceuticals International, First Incremental Term Loan,
5.129%, (1-month USD LIBOR + 2.75%), 11/27/25		United States	49,375,000	46,967,969
				254,369,399
Industrials 0.3%
Commercial Barge Line Co., Initial Term Loan, 11.272%, (1-month USD
LIBOR + 8.75%), 11/12/20		United States	53,261,737	38,836,701
Vertiv Group Corp., Term B Loans, 6.707%, (3-month USD LIBOR + 4.00%),
11/30/23	.	United States	114,327,586	105,181,379
West Corp., Term B Loans, 6.527%, (3-month USD LIBOR + 4.00%),
10/10/24	.	United States	61,114,523	56,174,453
				200,192,533

|22

     FRANKLIN CUSTODIAN FUNDS STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)

Principal

	Country	Amount*	Value
[f] Senior Floating Rate Interests (continued)
Information Technology 0.1%
Microchip Technology Inc., Initial Term Loan, 4.53%, (1-month USD LIBOR +
2.00%), 5/29/25.	United States	47,477,500	$45,202,521
Materials 0.0%†
[j,k] BWAY Holding Co. Inc., Term Loan B, TBD, 4/03/24	United States	14,962,025	14,129,763
Utilities 0.1%
Talen Energy Supply LLC,
Initial Term Loan, 6.522%, (1-month USD LIBOR + 4.00%), 4/13/24	United States	43,756,653	43,191,448
Term B-1 Loans, 6.522%, (1-month USD LIBOR + 4.00%), 7/15/23	United States	58,740,097	58,042,558
			101,234,006
Total Senior Floating Rate Interests
(Cost $3,040,526,293)			2,650,149,394

U.S. Government and Agency Securities 8.0%
U.S. Treasury Note,
1.00%, 6/30/19	United States	500,000,000	496,274,240
1.875%, 12/31/19	United States	500,000,000	496,415,260
2.25%, 3/31/20	United States	750,000,000	746,989,072
2.50%, 5/31/20	United States	500,000,000	499,587,575
2.50%, 6/30/20	United States	500,000,000	499,637,305
2.875%, 10/31/20	United States	150,000,000	150,936,239
2.375%, 3/15/21	United States	500,000,000	498,684,315
2.625%, 6/15/21	United States	500,000,000	501,710,015
2.75%, 8/15/21	United States	350,000,000	352,383,367
2.75%, 4/30/23	United States	500,000,000	505,270,185
2.75%, 5/31/23	United States	500,000,000	505,538,795
2.875%, 5/31/25	United States	250,000,000	254,435,237
Total U.S. Government and Agency Securities
(Cost $5,482,830,943)			5,507,861,605

		Shares

Escrows and Litigation Trusts 0.0%
[a,l] Motors Liquidation Co., Escrow Account	United States	400,000,000	—
[a,l] Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	11,000,000	—
Total Escrows and Litigation Trusts
(Cost $2,416,248)			—

	Number of	Notional
	Contracts	Amount*

Options Purchased (Cost $121,510,189) 0.2%
Puts - Exchange-Traded
S&P 500 Index, December Strike Price $2,700, Expires 12/18/20	5,000	500,000	166,075,000
Total Investments before Short Term Investments
(Cost $71,642,065,011)			68,219,116,652

|23

FRANKLIN CUSTODIAN FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)

		Principal
	Country	Amount*	Value
Short Term Investments 0.7%

U.S. Government and Agency Securities (Cost $247,279,757) 0.4%
[m] U.S. Treasury Bill, 6/06/19	United States	250,000,000	$247,308,670
Total Investments before Money Market Funds and
Repurchase Agreement
(Cost $71,889,344,768)			68,466,425,322

		Shares

Money Market Funds (Cost $209,574,866) 0.3%
[n,o] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	United States	209,574,866	209,574,866
Investments from Cash Collateral Received for Loaned Securities 0.0%†
Money Market Funds (Cost $13,308,000) 0.0%†
[n,o] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	United States	13,308,000	13,308,000

		Principal
		Amount*

Repurchase Agreement 0.0%†
[p] Joint Repurchase Agreement, 2.95%, 1/02/19 (Maturity Value $107,015)
BNP Paribas Securities Corp.
Collateralized by [m]U.S. Treasury Bill, 3/28/19; U.S. Treasury Note,
1.125% - 2.75%, 9/30/19 - 11/15/23; and U.S. Treasury Strip, 8/15/19 -
11/15/20 (valued at $109,137)	United States	106,997	106,997
[p] Joint Repurchase Agreement, 2.93%, 1/02/19 (Maturity Value $3,221,521)
Merrill Lynch, Pierce, Fenner & Smith Inc.
Collateralized by U.S. Treasury Note, 1.25%, 8/31/19 (valued at
$ 3,285,422)	United States	3,220,997	3,220,997
Total Repurchase Agreement (Cost $3,327,994)			3,327,994
Total Investments from Cash Collateral Received for
Loaned Securities (Cost $16,635,994)			16,635,994
Total Investments (Cost $72,115,555,628) 99.2%.			68,692,636,182
Options Written (0.0)%†			(24,470,000)
Other Assets, less Liabilities 0.8%			554,116,087
Net Assets 100.0%			$69,222,282,269

	Number of	Notional
	Contracts	Amount*
Options Written (0.0)%†
Calls - Exchange-Traded
Analog Devices Inc., January Strike Price $97.50, Expires 1/18/19	10,000	1,000,000	—
Intel Corp., January Strike Price $52.50, Expires 1/18/19	20,000	2,000,000	(100,000)
Merck & Co. Inc., February Strike Price $80, Expires 2/15/19	10,000	1,000,000	(900,000)
Merck & Co. Inc., January Strike Price $80, Expires 1/18/19.	10,000	1,000,000	(260,000)
PepsiCo Inc., January Strike Price $120, Expires 1/18/19	20,000	2,000,000	(220,000)
The Procter & Gamble Co., January Strike Price $92.50, Expires 1/18/19	10,000	1,000,000	(1,350,000)
The Procter & Gamble Co., January Strike Price $95, Expires 1/18/19.	10,000	1,000,000	(550,000)
Verizon Communications Inc., January Strike Price $57.50, Expires 1/18/19 .	25,000	2,500,000	(1,150,000)

|24

     FRANKLIN CUSTODIAN FUNDS STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)

	Number of	Notional
	Contracts	Amount*	Value
Options Written (continued)
Calls - Exchange-Traded (continued)
Verizon Communications Inc., January Strike Price $60, Expires 1/18/19	50,000	5,000,000	$(300,000)
			(4,830,000)
Puts - Exchange-Traded
JPMorgan Chase & Co., January Strike Price $90, Expires 1/18/19.	10,000	1,000,000	(940,000)
S&P 500 Index, January Strike Price $2,250, Expires 1/18/19	2,500	250,000	(1,625,000)
S&P 500 Index, March Strike Price $2,300, Expires 3/15/19	2,500	250,000	(10,375,000)
Schlumberger Ltd., January Strike Price $35, Expires 1/18/19	20,000	2,000,000	(2,000,000)
Schlumberger Ltd., January Strike Price $37.50, Expires 1/18/19	20,000	2,000,000	(4,700,000)
			(19,640,000)
Total Options Written (Premiums received $40,636,843)			$(24,470,000)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bA portion or all of the security is held in connection with written option contracts open at period end.
cSee Note 5 regarding holdings of 5% voting securities.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
December 31, 2018, the aggregate value of these securities was $17,517,656,311, representing 25.3% of net assets.
eSecurity pays a fixed 2.00% coupon rate and a variable coupon based on the distribution of the Morgan Stanley Custom Enhanced SPX B DT Index 20 Delta. The coupon rate shown represents the combined rate at period end. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Cash payment at maturity or upon early redemption is based on the performance of the Morgan Stanley Custom Enhanced SPX B Index 20 Delta.
fThe coupon rate shown represents the rate at period end.
gPerpetual security with no stated maturity date.
hA portion or all of the security is on loan at December 31, 2018.
iDefaulted security or security for which income has been deemed uncollectible.
jA portion or all of the security purchased on a delayed delivery basis.
kA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
lFair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
mThe security was issued on a discount basis with no stated coupon rate.
nSee Note 6 regarding investments in affiliated management investment companies.
oThe rate shown is the annualized seven-day effective yield at period end.
pInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2018, all repurchase agreements had been entered into on December 31, 2018.

|25

FRANKLIN CUSTODIAN FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)

At December 31, 2018, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

	Periodic					Unamortized
	Payment Rate					Upfront	Unrealized
	Received	Payment	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	Date	Amount[a]	Value	(Receipts)	(Depreciation)	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Sell Protection[c,d]
Traded Index
CDX.NA.HY.31	5.00%	Quarterly	12/20/23	$100,000,000	$2,167,180	$3,539,820	$(1,372,640)	Non-
								Investment
								Grade
CDX.NA.IG.31	1.00%	Quarterly	12/20/23	200,000,000	1,176,212	2,040,710	(864,498)	Investment
								Grade
Total Credit Default Swap Contracts					$3,343,392	$5,580,530	$(2,237,138)

aFor contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
dThe fund enters contracts to sell protection to create a long credit position.

See Abbreviations on page 37.

|26

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, December 31, 2018 (unaudited)

Franklin U.S. Government Securities Fund

	Principal
	Amount	Value

Mortgage-Backed Securities 96.5%
Government National Mortgage Association (GNMA) Fixed Rate 96.5%
GNMA I SF 30 Year, 3.50%, 4/15/43 - 5/15/43	$26,386,561	$26,696,366
GNMA I SF 30 Year, 4.00%, 10/15/40 - 1/15/45	42,807,207	44,131,800
GNMA I SF 30 Year, 4.00%, 8/15/44	16,651,260	17,165,682
GNMA I SF 30 Year, 4.00%, 1/15/45 - 8/15/46	45,649,913	47,058,642
GNMA I SF 30 Year, 4.50%, 2/15/39 - 1/15/40	47,072,982	49,312,975
GNMA I SF 30 Year, 4.50%, 3/15/39	15,449,858	16,141,774
GNMA I SF 30 Year, 4.50%, 1/15/40 - 6/15/40	45,473,642	47,557,794
GNMA I SF 30 Year, 4.50%, 6/15/40	12,669,139	13,250,498
GNMA I SF 30 Year, 4.50%, 6/15/40 - 8/15/40	43,101,849	45,073,467
GNMA I SF 30 Year, 4.50%, 7/15/40	13,032,756	13,622,598
GNMA I SF 30 Year, 4.50%, 8/15/40 - 6/15/41	27,332,400	28,646,772
GNMA I SF 30 Year, 5.00%, 2/15/33 - 11/15/33	47,074,059	49,839,537
GNMA I SF 30 Year, 5.00%, 11/15/33 - 6/15/39	44,057,426	46,640,084
GNMA I SF 30 Year, 5.00%, 6/15/39 - 11/15/39	45,621,880	48,319,678
GNMA I SF 30 Year, 5.00%, 8/15/39	18,966,913	20,121,500
GNMA I SF 30 Year, 5.00%, 10/15/39	12,907,949	13,688,497
GNMA I SF 30 Year, 5.00%, 10/15/39	17,326,549	18,380,671
GNMA I SF 30 Year, 5.00%, 11/15/39	23,156,903	24,570,699
GNMA I SF 30 Year, 5.00%, 11/15/39 - 4/15/40	46,463,114	49,200,757
GNMA I SF 30 Year, 5.00%, 2/15/40	12,275,872	13,021,467
GNMA I SF 30 Year, 5.00%, 3/15/40	14,545,522	15,424,744
GNMA I SF 30 Year, 5.00%, 4/15/40 - 6/15/40	41,987,025	44,457,460
GNMA I SF 30 Year, 5.00%, 9/15/40	19,416,843	20,596,047
GNMA I SF 30 Year, 5.50%, 5/15/28 - 6/15/33	46,393,668	49,963,838
GNMA I SF 30 Year, 5.50%, 6/15/33 - 12/15/36	45,261,238	48,765,867
GNMA I SF 30 Year, 5.50%, 12/15/36 - 11/15/39.	46,505,553	49,965,292
GNMA I SF 30 Year, 5.50%, 11/15/39 - 2/15/40	4,756,068	5,127,580
GNMA I SF 30 Year, 6.00%, 10/15/23 - 7/15/34	46,186,841	49,942,349
GNMA I SF 30 Year, 6.00%, 8/15/34 - 10/15/37	45,289,617	49,235,915
GNMA I SF 30 Year, 6.00%, 10/15/37 - 12/15/39.	34,100,787	36,757,075
GNMA I SF 30 Year, 6.50%, 5/15/23 - 8/15/37	39,294,145	42,796,921
GNMA I SF 30 Year, 7.00%, 3/15/22 - 9/15/32	27,099,029	29,377,507
GNMA I SF 30 Year, 7.25%, 12/15/25 - 1/15/26	78,185	79,208
GNMA I SF 30 Year, 7.50%, 6/15/21 - 8/15/33	7,451,901	7,951,854
GNMA I SF 30 Year, 7.70%, 1/15/21 - 10/15/21	20,663	20,687
GNMA I SF 30 Year, 8.00%, 2/15/20 - 9/15/30	2,609,144	2,664,908
GNMA I SF 30 Year, 8.50%, 9/15/19 - 5/15/25	424,530	432,476
GNMA I SF 30 Year, 9.00%, 9/15/19 - 7/15/23	332,182	337,045
GNMA I SF 30 Year, 9.50%, 1/15/19 - 8/15/22	297,080	298,614
GNMA I SF 30 Year, 10.00%, 1/15/19 - 3/15/25	111,770	112,327
GNMA I SF 30 Year, 10.50%, 3/15/19 - 10/15/21.	29,691	29,760
GNMA I SF 30 Year, 11.00%, 7/15/19 - 5/15/21	1,560	1,562
GNMA II SF 30 Year, 3.00%, 2/20/45	8,260,653	8,192,832
GNMA II SF 30 Year, 3.00%, 7/20/47	236,705,740	233,104,293
GNMA II SF 30 Year, 3.00%, 9/20/47	55,125,049	54,277,470
GNMA II SF 30 Year, 3.00%, 10/20/47	23,724,946	23,359,213
GNMA II SF 30 Year, 3.00%, 11/20/47	88,490,391	87,121,267
GNMA II SF 30 Year, 3.50%, 10/20/40 - 5/20/43	32,264,749	32,641,531
GNMA II SF 30 Year, 3.50%, 7/20/42	48,407,661	49,004,894
GNMA II SF 30 Year, 3.50%, 8/20/42	16,778,085	16,985,019
GNMA II SF 30 Year, 3.50%, 9/20/42	111,852,256	113,233,181

Quarterly Statement of Investments | See Notes to Statements of Investments. | 27

FRANKLIN CUSTODIAN FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Government Securities Fund (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II SF 30 Year, 3.50%, 10/20/42	$22,981,194	$23,264,595
GNMA II SF 30 Year, 3.50%, 11/20/42	19,259,109	19,496,707
GNMA II SF 30 Year, 3.50%, 4/20/43	23,518,219	23,808,265
GNMA II SF 30 Year, 3.50%, 5/20/43	31,920,585	32,314,663
GNMA II SF 30 Year, 3.50%, 6/20/43	36,703,454	37,156,239
GNMA II SF 30 Year, 3.50%, 8/20/43	26,154,980	26,477,604
GNMA II SF 30 Year, 3.50%, 9/20/47	700,922,704	706,248,840
GNMA II SF 30 Year, 3.50%, 11/20/47	690,904,436	696,154,446
GNMA II SF 30 Year, 3.50%, 2/20/48	289,548,222	291,748,426
GNMA II SF 30 Year, 4.00%, 5/20/40 - 10/20/48	30,857,694	31,754,153
GNMA II SF 30 Year, 4.00%, 11/20/40	31,797,590	32,861,888
GNMA II SF 30 Year, 4.00%, 12/20/40	18,815,778	19,445,985
GNMA II SF 30 Year, 4.00%, 1/20/41	20,744,507	21,439,804
GNMA II SF 30 Year, 4.00%, 7/20/41	25,338,846	26,186,879
GNMA II SF 30 Year, 4.00%, 9/20/41	30,044,154	31,049,263
GNMA II SF 30 Year, 4.00%, 10/20/41	36,983,889	38,222,018
GNMA II SF 30 Year, 4.00%, 11/20/41	34,071,933	35,212,267
GNMA II SF 30 Year, 4.00%, 2/20/44	20,778,303	21,348,389
GNMA II SF 30 Year, 4.00%, 4/20/48	286,982,827	294,224,838
GNMA II SF 30 Year, 4.00%, 6/20/48	83,111,679	85,209,002
GNMA II SF 30 Year, 4.00%, 9/20/48	56,180,092	57,597,797
GNMA II SF 30 Year, 4.50%, 5/20/33 - 6/20/41	47,356,991	49,697,311
GNMA II SF 30 Year, 4.50%, 12/20/39	21,311,372	22,372,334
GNMA II SF 30 Year, 4.50%, 5/20/41	27,828,179	29,213,443
GNMA II SF 30 Year, 4.50%, 6/20/41	33,679,755	35,354,414
GNMA II SF 30 Year, 4.50%, 7/20/41	36,508,558	38,318,650
GNMA II SF 30 Year, 4.50%, 8/20/41 - 8/20/42	6,416,390	6,735,387
GNMA II SF 30 Year, 4.50%, 9/20/41	49,241,881	51,686,378
GNMA II SF 30 Year, 4.50%, 10/20/41	36,502,620	38,309,494
GNMA II SF 30 Year, 4.50%, 2/20/44	19,885,899	20,863,737
GNMA II SF 30 Year, 5.00%, 7/20/33 - 12/20/39	43,562,818	46,387,677
GNMA II SF 30 Year, 5.00%, 9/20/33	20,702,961	22,257,060
GNMA II SF 30 Year, 5.00%, 4/20/40 - 9/20/41	14,628,968	15,542,058
GNMA II SF 30 Year, 5.00%, 6/20/40	14,359,469	15,445,093
GNMA II SF 30 Year, 5.50%, 6/20/34 - 10/20/35	45,512,726	48,627,559
GNMA II SF 30 Year, 5.50%, 12/20/34	13,348,207	14,262,500
GNMA II SF 30 Year, 5.50%, 11/20/35 - 4/20/40	20,073,537	21,418,178
GNMA II SF 30 Year, 6.00%, 10/20/23 - 10/20/37	44,579,921	48,539,104
GNMA II SF 30 Year, 6.00%, 12/20/37 - 7/20/39	14,765,126	16,069,028
GNMA II SF 30 Year, 6.50%, 6/20/24 - 1/20/39	20,000,576	22,619,822
GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33	5,060,669	5,861,029
GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32	1,007,034	1,109,489
GNMA II SF 30 Year, 8.00%, 5/20/24 - 6/20/30	496,288	561,651
GNMA II SF 30 Year, 8.50%, 5/20/19 - 6/20/25	84,599	86,748
GNMA II SF 30 Year, 9.00%, 9/20/21 - 11/20/21	20,600	21,250
GNMA II SF 30 Year, 9.50%, 1/20/20 - 4/20/25	27,406	27,633
GNMA II SF 30 Year, 10.00%, 6/20/19 - 3/20/21	26,259	26,619
GNMA II SF 30 Year, 10.50%, 2/20/19 - 1/20/21	14,931	14,963
GNMA II SF 30 Year, 11.00%, 1/20/21	2,542	2,548
Total Mortgage-Backed Securities (Cost $4,882,231,340)		4,827,353,219

|28

     FRANKLIN CUSTODIAN FUNDS STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Government Securities Fund (continued)

	Principal
	Amount	Value
U.S. Government and Agency Securities (Cost $89,733,295) 1.7%
U.S. Treasury Bond, 4.75%, 2/15/37	$67,500,000	$86,150,888
Total Investments before Short Term Investments
(Cost $4,971,964,635)		4,913,504,107

	Shares

Short Term Investments (Cost $80,839,654) 1.6%
Money Market Funds 1.6%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	80,839,654	80,839,654
Total Investments (Cost $5,052,804,289) 99.8%.		4,994,343,761
Other Assets, less Liabilities 0.2%		11,470,529
Net Assets 100.0%		$5,005,814,290

See Abbreviations on page 37.

aSee Note 6 regarding investments in affiliated management investment companies.
bThe rate shown is the annualized seven-day effective yield at period end.

|29

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, December 31, 2018 (unaudited)

Franklin Utilities Fund

	Country	Shares	Value

Common Stocks 99.2%
Electric Utilities 56.7%
Alliant Energy Corp	United States	3,800,000	$160,550,000
American Electric Power Co. Inc	United States	3,800,000	284,012,000
Duke Energy Corp	United States	3,200,000	276,160,000
Edison International	United States	3,000,000	170,310,000
Emera Inc	Canada	2,000,000	64,046,302
Entergy Corp	United States	2,100,000	180,747,000
Evergy Inc	United States	4,200,000	238,434,000
Eversource Energy	United States	2,300,000	149,592,000
Exelon Corp	United States	6,600,000	297,660,000
FirstEnergy Corp	United States	4,500,000	168,975,000
NextEra Energy Inc	United States	2,750,000	478,005,000
OGE Energy Corp	United States	1,400,000	54,866,000
[a] PG&E Corp	United States	1,200,000	28,500,000
Pinnacle West Capital Corp	United States	1,500,000	127,800,000
PNM Resources Inc	United States	2,000,070	82,182,876
PPL Corp	United States	2,700,000	76,491,000
The Southern Co	United States	4,100,000	180,072,000
Xcel Energy Inc	United States	4,600,000	226,642,000
			3,245,045,178
Gas Utilities 1.3%
Atmos Energy Corp	United States	250,000	23,180,000
Spire Inc	United States	700,000	51,856,000
			75,036,000
Multi-Utilities 32.9%
Ameren Corp	United States	1,200,000	78,276,000
Black Hills Corp	United States	600,000	37,668,000
CenterPoint Energy Inc	United States	5,000,000	141,150,000
CMS Energy Corp	United States	5,000,000	248,250,000
Consolidated Edison Inc	United States	1,500,000	114,690,000
Dominion Energy Inc	United States	4,200,000	300,132,000
DTE Energy Co	United States	1,600,000	176,480,000
E.ON SE	Germany	2,000,000	19,743,497
National Grid PLC.	United Kingdom	5,999,933	58,472,107
NiSource Inc	United States	3,400,000	86,190,000
NorthWestern Corp	United States	596,800	35,473,792
Public Service Enterprise Group Inc	United States	2,800,000	145,740,000
SCANA Corp	United States	300,000	14,334,000
Sempra Energy	United States	2,300,000	248,837,000
Vectren Corp	United States	400,000	28,792,000
WEC Energy Group Inc	United States	2,150,792	148,963,854
			1,883,192,250
Oil, Gas & Consumable Fuels 4.9%
Enbridge Inc	Canada	700,000	21,756,000
Kinder Morgan Inc	United States	4,800,000	73,824,000
ONEOK Inc	United States	568,200	30,654,390
Targa Resources Corp	United States	900,000	32,418,000
TransCanada Corp	Canada	1,000,000	35,715,594
The Williams Cos. Inc	United States	4,000,000	88,200,000
			282,567,984

Quarterly Statement of Investments | See Notes to Statements of Investments. | 30

     FRANKLIN CUSTODIAN FUNDS STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Utilities Fund (continued)

	Country	Shares	Value
Common Stocks (continued)
Water Utilities 3.4%
American Water Works Co. Inc	United States	1,500,000	$136,155,000
United Utilities Group PLC	United Kingdom	6,000,000	56,330,341
			192,485,341
Total Common Stocks (Cost $3,133,169,407)			5,678,326,753

		Principal
		Amount
Corporate Bonds (Cost $6,088,230) 0.1%
Multi-Utilities 0.1%
Aquila Inc., senior note, 8.27%, 11/15/21.	United States $ 6,100,000		6,821,559
Total Investments before Short Term Investments
(Cost $3,139,257,637)			5,685,148,312

		Shares

Short Term Investments (Cost $34,168,928) 0.6%
Money Market Funds 0.6%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	United States	34,168,928	34,168,928
Total Investments (Cost $3,173,426,565) 99.9%			5,719,317,240
Other Assets, less Liabilities 0.1%			7,255,198
Net Assets 100.0%			$5,726,572,438

aNon-income producing.
bSee Note 6 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

|31

FRANKLIN CUSTODIAN FUNDS

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the

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FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At December 31, 2018, a market event occurred resulting in a portion of the securities held by certain or all Funds being valued using fair value procedures.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

Certain or all Funds entered into credit default swap contracts primarily to manage exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying

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FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following Funds have invested in derivatives during the period.

Franklin Income Fund - Options and swaps

4. MORTGAGE DOLLAR ROLLS

Franklin U.S. Government Securities Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended December 31, 2018, investments in “affiliated companies” were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares Held	Value			Unrealized
	at Beginning	Gross	Gross	at End	at End	Dividend	Realized	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Income Fund
Non-Controlled Affiliates
Talos Energy Inc	5,517,437	—	(899,327)	4,618,110	$75,367,555	$—	$(15,278,256)	$(68,614,810)

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2018, investments in affiliated management investment companies were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Investment	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Franklin DynaTech Fund
Non-Controlled Affiliates
Dividends

Institutional Fiduciary Trust
Money Market Portfolio, 1.99% .	125,141,525	459,580,794	(432,353,659)	152,368,660	$152,368,660	$1,070,163	$ —	$ —

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FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

		Number of			Number of				Net Change in
		Shares Held			Shares	Value		Realized	Unrealized
		at Beginning	Gross	Gross	Held at End	at End	Investment	Gain	Appreciation
		of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)
Franklin Focused Growth Fund
Non-Controlled Affiliates
							Dividends
Institutional Fiduciary Trust
Money Market Portfolio, 1.99%	.	89,859	151,338	(176,322)	64,875	$64,875	$427	$—	$—
Franklin Growth Fund
Non-Controlled Affiliates							Dividends
Institutional Fiduciary Trust
Money Market Portfolio, 1.99%	.	224,477,141	423,728,375	(315,804,023)	332,401,493	$332,401,493	$1,179,510	$—	$—
Franklin Income Fund
Non-Controlled Affiliates
							Dividends
Institutional Fiduciary Trust
Money Market Portfolio, 1.99%	.	351,285,912	4,247,037,701	(4,388,748,747)	209,574,866	$209,574,866	$2,497,095	$—	$—
							Income from
							securities
							loaned
Institutional Fiduciary Trust
Money Market Portfolio, 1.99%	.	12,623,000	15,819,000	(15,134,000)	13,308,000	13,308,000	22,229	—	—
Total Affiliated Securities						$222,882,866	$2,519,324	$—	$—
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
							Dividends
Institutional Fiduciary Trust
Money Market Portfolio, 1.99%	.	93,109,667	201,446,662	(213,716,675)	80,839,654	$80,839,654	$365,596	$—	$—
Franklin Utilities Fund
Non-Controlled Affiliates
							Dividends
Institutional Fiduciary Trust
Money Market Portfolio, 1.99%	.	17,808,342	219,467,170	(203,106,584)	34,168,928	$34,168,928	$150,475	$—	$—
							Income from
							securities
							loaned
Institutional Fiduciary Trust
Money Market Portfolio, 1.99%	.	—	63,838,880	(63,838,880)	—	—	10,285	—	—
Total Affiliated Securities						$34,168,928	$160,760	$—	$—

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

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FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. FAIR VALUE MEASUREMENTS (continued)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of December 31, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin DynaTech Fund
Assets:
Investments in Securities:[a]
Equity Investments:
Health Care Equipment & Supplies	$536,042,280	$17,760,098	$—	$553,802,378
Internet & Direct Marketing Retail	606,222,200	13,067,466	—	619,289,666
Pharmaceuticals	58,432,243	18,013,976	—	76,446,219
All Other Equity Investments.	4,530,000,958	—	—	4,530,000,958
Short Term Investments	152,368,660	—	—	152,368,660
Total Investments in Securities	$5,883,066,341	$48,841,540	$—	$5,931,907,881

Franklin Focused Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments	$3,467,873	$—	$—	$3,467,873
Short Term Investments	64,875	—	—	64,875
Total Investments in Securities	$3,532,748	$—	$—	$3,532,748

Franklin Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$13,375,343,747	$—	$—	$13,375,343,747
Short Term Investments	332,401,493	—	—	332,401,493
Total Investments in Securities	$13,707,745,240	$—	$—	$13,707,745,240

Franklin Income Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Discretionary	$1,036,122,550	$263,585,972	$—	$1,299,708,522
Energy.	3,077,627,179	58,845,836	—	3,136,473,015
Financials	4,530,681,364	90,312,500	—	4,620,993,864
Industrials	510,992,459	59,585,047	—	570,577,506
Materials	1,051,884,558	766,223,067	—	1,818,107,625
All Other Equity Investments.	11,766,945,261	—	—	11,766,945,261
Equity-Linked Securities	—	9,337,769,116	—	9,337,769,116
Index-Linked Notes	—	93,015,170	—	93,015,170
Convertible Bonds	—	472,182,211	—	472,182,211
Corporate Bonds	—	26,779,258,363	—	26,779,258,363
Senior Floating Rate Interests	—	2,650,149,394	—	2,650,149,394
U.S. Government and Agency Securities	—	5,507,861,605	—	5,507,861,605
Escrows and Litigation Trusts	—	—	—[c]	—
Options Purchased	166,075,000	—	—	166,075,000
Short Term Investments	470,191,536	3,327,994	—	473,519,530
Total Investments in Securities	$22,610,519,907	$46,082,116,275	$—	$68,692,636,182

Liabilities:
Other Financial Instruments:
Options Written	$24,470,000	$—	$—	$24,470,000
Swap Contracts.	—	2,237,138	—	2,237,138
Total Other Financial Instruments	$24,470,000	$2,237,138	$—	$26,707,138

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FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:[a]
Mortgage-Backed Securities	$—	$4,827,353,219	$—	$4,827,353,219
U.S. Government and Agency Securities	—	86,150,888	—	86,150,888
Short Term Investments	80,839,654	—	—	80,839,654
Total Investments in Securities	$80,839,654	$4,913,504,107	$—	$4,994,343,761

Franklin Utilities Fund
Assets:
Investments in Securities:[a]
Equity Investments:
Multi-Utilities.	$1,863,448,753	$19,743,497	$—	$1,883,192,250
All Other Equity Investments.	3,795,134,503	—	—	3,795,134,503
Corporate Bonds	—	6,821,559	—	6,821,559
Short Term Investments	34,168,928	—	—	34,168,928
Total Investments in Securities	$5,692,752,184	$26,565,056	$—	$5,719,317,240

aFor detailed categories, see the accompanying Statement of Investments.

 bIncludes common, preferred and convertible preferred stocks and management investment companies.

 cIncludes securities determined to have no value at December 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Currency		Selected Portfolio
EUR	Euro	ADR	American Depositary Receipt
USD	United States Dollar	FHLMC	Federal Home Loan Mortgage Corp.
		FNMA	Federal National Mortgage Association
		FRN	Floating Rate Note
		LIBOR	London InterBank Offered Rate
		SF	Single Family
		SPX B	S&P 500 Index Buy-Write
		SPX B DT	S&P 500 Index Buy-Write Distribution

Index

CDX.NA.HY.Series number CDX North America High Yield Index
CDX.NA.IG.Series number CDX North America Investment Grade Index

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CUSTODIAN FUNDS

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  February 26, 2019

By _/s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 26, 2019